CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net sales	$ 10,790,342	$ 11,901,339
Cost of goods sold	7,388,075	8,409,665
Gross profit	3,402,267	3,491,674
Operating expenses:
Selling	1,571,256	1,446,110
General and administrative	1,229,198	1,052,326
Research and development	1,342,081	1,132,791
Total	4,142,535	3,631,227
Operating profit (loss)	(740,268)	(139,553)
Other :
Interest income	444	33
Interest expense	(72,360)	(77,225)
Other income (expense), net	(13,589)	346,311
Total other income (expense), net	(85,505)	269,119
Income (loss) before income taxes	(825,773)	129,566
Income taxes (benefit)	7,363	7,080
Net income (loss)	(833,136)	122,486
Other comprehensive income (loss):
Foreign currency translation adjustments	0	(3,621)
Foreign currency translation recognition upon reclassification from accumulated other comprehensive income	0	(360,734)
Total comprehensive income (loss)	$ (833,136)	$ (241,869)
Basic and diluted net income (loss) per share	$ (0.09)	$ 0.02
Weighted average common and common equivalent shares:
Basic and diluted	9,470,848	7,982,704